UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07687)

First American Strategy Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/09

Date of reporting period:  11/30/08

Item 1. Schedule of Investments.

Schedule of INVESTMENTS November 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Strategy Aggressive Growth Allocation Fund

DESCRIPTION	SHARES	VALUE s

Investment Companies - 98.8%
Equity Funds ± - 91.2%
First American Equity Income Fund, Class Y	194,026	$1,872
First American Global Infrastructure Fund, Class Y ●	307,173	1,902
First American International Fund, Class Y	122,720	1,001
First American International Select Fund, Class Y	1,964,328	12,002
First American Large Cap Growth Opportunities Fund, Class Y	557,895	11,565
First American Large Cap Select Fund, Class Y	1,540,407	12,631
First American Large Cap Value Fund, Class Y	763,252	9,289
First American Mid Cap Growth Opportunities Fund, Class Y ●	134,186	3,148
First American Mid Cap Value Fund, Class Y	167,814	2,586
First American Quantitative Large Cap Core Fund, Class Y	751,791	11,713
First American Quantitative Large Cap Growth Fund, Class Y	254,404	4,208
First American Quantitative Large Cap Value Fund, Class Y	247,665	3,938
First American Real Estate Securities Fund, Class Y	730,846	7,382
First American Small Cap Growth Opportunities Fund, Class Y ●	66,517	744
First American Small Cap Select Fund, Class Y	52,544	410
First American Small Cap Value Fund, Class Y	69,081	521
Total Equity Funds		84,912

Fixed Income Funds ± - 5.8%
First American Core Bond Fund, Class Y	247,491	2,232
First American Inflation Protected Securities Fund, Class Y	277	2
First American Total Return Bond Fund, Class Y	413,107	3,181
Total Fixed Income Funds		5,415

Exchange-Traded Fund - 1.8%
iShares S&P GSCI Commodity-Indexed Trust ●	51,592	1,662
Total Investment Companies
(Cost $139,624)		91,989
Short-Term Investment ± - 1.2%
First American Prime Obligations Fund, Class Z
(Cost $1,158)	1,157,710	1,158
Total Investments ◆ - 100.0%
(Cost $140,782)		93,147
Other Assets and Liabilities, Net - 0.0%		(52)
Total Net Assets - 100.0%		$93,095

s	Investments in investment companies are valued at the respective net asset value of each underlying fund as of November 30, 2008.
	Security valuations for equity securities and investments in unaffiliated investment companies are furnished by an independent
	pricing service that has been approved by the fund's board of directors.
±	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund.
●	Fund paid no dividends during the twelve-month period ended November 30, 2008.
◆
On November 30, 2008, the cost of investments for federal income tax purposes was approximately $140,782.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$140
	Gross unrealized depreciation	(47,775)
	Net unrealized depreciation	$(47,635)

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”) on September 1, 2008.  FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 – Quoted prices in active markets for identical securities.  Generally, the types of securities included within Level 1 of the fund are investments in open and closed end funds.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).  Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management’s fair value procedures established by the board of directors.  Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies); information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities.  While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized.  It may be some period of time before industry practices become more uniform.  For this reason, care should be exercised in interpreting this information and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

As of November 30, 2008, the fund’s investments were classified as follows:

Investments
in
Securities
Level 1- Quoted prices in active markets for identical assets	$93,147
Level 2 – Other significant observable inputs	─
Level 3 – Significant unobservable inputs	─
Total	$93,147

Schedule of INVESTMENTS November 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Strategy Growth Allocation Fund

DESCRIPTION	SHARES	VALUE s

Investment Companies - 99.1%
Equity Funds ± - 75.5%
First American Equity Income Fund, Class Y	267,634	$2,583
First American Global Infrastructure Fund, Class Y ●	386,920	2,395
First American International Fund, Class Y	128,782	1,051
First American International Select Fund, Class Y	2,181,223	13,327
First American Large Cap Growth Opportunities Fund, Class Y	636,687	13,199
First American Large Cap Select Fund, Class Y	1,810,475	14,846
First American Large Cap Value Fund, Class Y	865,733	10,536
First American Mid Cap Growth Opportunities Fund, Class Y ●	121,750	2,856
First American Mid Cap Value Fund, Class Y	137,859	2,124
First American Quantitative Large Cap Core Fund, Class Y	857,559	13,361
First American Quantitative Large Cap Growth Fund, Class Y	253,811	4,198
First American Quantitative Large Cap Value Fund, Class Y	252,134	4,009
First American Real Estate Securities Fund, Class Y	642,548	6,490
First American Small Cap Select Fund, Class Y	188,572	1,473
First American Small Cap Value Fund, Class Y	11,850	89
Total Equity Funds		92,537

Fixed Income Funds ± - 21.8%
First American Core Bond Fund, Class Y	461,299	4,161
First American Inflation Protected Securities Fund, Class Y	342	3
First American Total Return Bond Fund, Class Y	2,928,237	22,547
Total Fixed Income Funds		26,711

Exchange-Traded Fund - 1.8%
iShares S&P GSCI Commodity-Indexed Trust ●	67,992	2,190
Total Investment Companies
(Cost $169,680)		121,438
Short-Term Investment ± - 1.0%
First American Prime Obligations Fund, Class Z
(Cost $1,169)	1,169,275	1,169
Total Investments ◆ - 100.1%
(Cost $170,849)		122,607
Other Assets and Liabilities, Net - (0.1)%		(101)
Total Net Assets - 100.0%		$122,506

s	Investments in investment companies are valued at the respective net asset value of each underlying fund as of November 30, 2008.
	Security valuations for equity securities and investments in unaffiliated investment companies are furnished by an independent
	pricing service that has been approved by the fund's board of directors.

±	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund.
●	Fund paid no dividends during the twelve-month period ended November 30, 2008.
◆
On November 30, 2008, the cost of investments for federal income tax purposes was approximately $170,849.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$283
	Gross unrealized depreciation	(48,525)
	Net unrealized depreciation	$(48,242)

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”) on September 1, 2008.  FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 – Quoted prices in active markets for identical securities.  Generally, the types of securities included within Level 1 of the fund are investments in open and closed end funds.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).  Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management’s fair value procedures established by the board of directors.  Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies); information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities.  While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized.  It may be some period of time before industry practices become more uniform.  For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of November 30, 2008, the fund’s investments were classified as follows:

Investments
in
Securities
Level 1- Quoted prices in active markets for identical assets	$122,607
Level 2 – Other significant observable inputs	─
Level 3 – Significant unobservable inputs	─
Total	$122,607

Schedule of INVESTMENTS November 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Strategy Balanced Allocation Fund (formerly Strategy Growth & Income Allocation Fund)

DESCRIPTION	SHARES	VALUE s

Investment Companies - 99.6%
Equity Funds ± - 62.0%
First American Equity Income Fund, Class Y	572,778	$5,527
First American Global Infrastructure Fund, Class Y ●	689,760	4,270
First American International Fund, Class Y	410,118	3,347
First American International Select Fund, Class Y	2,979,982	18,208
First American Large Cap Growth Opportunities Fund, Class Y	780,006	16,169
First American Large Cap Select Fund, Class Y	2,801,983	22,976
First American Large Cap Value Fund, Class Y	891,313	10,847
First American Mid Cap Growth Opportunities Fund, Class Y ●	131,713	3,090
First American Mid Cap Value Fund, Class Y	201,662	3,108
First American Quantitative Large Cap Core Fund, Class Y	1,333,598	20,777
First American Quantitative Large Cap Growth Fund, Class Y	319,190	5,279
First American Quantitative Large Cap Value Fund, Class Y	334,190	5,314
First American Real Estate Securities Fund, Class Y	905,807	9,149
First American Small Cap Select Fund, Class Y	250,419	1,956
First American Small Cap Value Fund, Class Y	18,541	140
Total Equity Funds		130,157

Fixed Income Funds ± - 35.8%
First American Core Bond Fund, Class Y	1,012,872	9,136
First American Inflation Protected Securities Fund, Class Y	545	5
First American Total Return Bond Fund, Class Y	8,566,647	65,963
Total Fixed Income Funds		75,104

Exchange-Traded Fund - 1.8%
iShares S&P GSCI Commodity-Indexed Trust ●	119,481	3,848
Total Investment Companies
(Cost $289,117)		209,109
Short-Term Investment ± - 0.7%
First American Prime Obligations Fund, Class Z
(Cost $1,591)	1,591,249	1,591
Total Investments ◆ - 100.3%
(Cost $290,708)		210,700
Other Assets and Liabilities, Net - (0.3)%		(691)
Total Net Assets - 100.0%		$210,009

s	Investments in investment companies are valued at the respective net asset value of each underlying fund as of November 30, 2008.
	Security valuations for equity securities and investments in unaffiliated investment companies are furnished by an independent
	pricing service that has been approved by the fund's board of directors.
±	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund.
●	Fund paid no dividends during the twelve-month period ended November 30, 2008.

◆
On November 30, 2008, the cost of investments for federal income tax purposes was approximately $290,708.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$915
	Gross unrealized depreciation	(80,923)
	Net unrealized depreciation	$(80,008)

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on September 1, 2008.  FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open and closed-end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the board of directors.  Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies); information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities.  While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized.  It may be some period of time before industry practices become more uniform.  For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of November 30, 2008, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 210,700
Level 2 - Other significant observable inputs	—
Level 3 - Significant unobservable inputs	—
Total	$ 210,700

Schedule of INVESTMENTS November 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Strategy Conservative Allocation Fund (formerly Strategy Income Allocation Fund)

DESCRIPTION	SHARES	VALUE s

Investment Companies - 99.5%
Equity Funds ± - 32.4%
First American Equity Income Fund, Class Y	136,384	$1,316
First American Global Infrastructure Fund, Class Y ●	93,544	579
First American International Fund, Class Y	63,650	519
First American International Select Fund, Class Y	416,997	2,548
First American Large Cap Growth Opportunities Fund, Class Y	101,174	2,097
First American Large Cap Select Fund, Class Y	352,754	2,893
First American Large Cap Value Fund, Class Y	68,337	832
First American Mid Cap Growth Opportunities Fund, Class Y ●	25,616	601
First American Mid Cap Value Fund, Class Y	41,423	638
First American Quantitative Large Cap Core Fund, Class Y	256,378	3,994
First American Quantitative Large Cap Growth Fund, Class Y	53,185	880
First American Quantitative Large Cap Value Fund, Class Y	51,269	815
First American Real Estate Securities Fund, Class Y	129,052	1,304
First American Small Cap Select Fund, Class Y	5,164	40
Total Equity Funds		19,056

Fixed Income Funds ± - 66.3%
First American Core Bond Fund, Class Y	2,047,180	18,466
First American Inflation Protected Securities Fund, Class Y	159	1
First American Total Return Bond Fund, Class Y	2,676,344	20,608
Total Fixed Income Funds		39,075

Exchange-Traded Fund - 0.8%
iShares S&P GSCI Commodity-Indexed Trust ●	14,403	464
Total Investment Companies
(Cost $74,969)		58,595

Short-Term Investment ± - 0.8%
First American Prime Obligations Fund, Class Z	476,244	476
(Cost $476)
Total Investments ◆ - 100.3%		59,071
(Cost $75,445)
Other Assets and Liabilities, Net - (0.3)%		(185)
Total Net Assets - 100.0%		$58,886

s	Investments in investment companies are valued at the respective net asset value of each underlying fund as of November 30, 2008.
	Security valuations for equity securities and investments in unaffiliated investment companies are furnished by an independent
	pricing service that has been approved by the fund's board of directors.
±	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund.
●	Fund paid no dividends during the twelve-month period ended November 30, 2008.
◆
On November 30, 2008, the cost of investments for federal income tax purposes was approximately $75,445.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$105
	Gross unrealized depreciation	(16,479)
	Net unrealized depreciation	$(16,374)

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on September 1, 2008.  FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open and closed-end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the board of directors.  Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies); information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities.  While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized.  It may be some period of time before industry practices become more uniform.  For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of November 30, 2008, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 59,071
Level 2 - Other significant observable inputs	—
Level 3 - Significant unobservable inputs	—
Total	$ 59,071

Schedule of INVESTMENTS November 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Income Builder Fund

DESCRIPTION	SHARES	VALUE s

Investment Companies - 98.2%
Equity Funds ± - 35.5%
First American Equity Income Fund, Class Y	48,150	$465
First American Large Cap Value Fund, Class Y	229,614	2,794
First American Quantitative Large Cap Value Fund, Class Y	29,540	470
First American Real Estate Securities Fund, Class Y	172,414	1,741
		5,470
Exchange-Traded Funds - 6.5%
iShares Barclays 20+ Year Treasury Bond Fund	1,353	143
iShares Barclays 3-7 Year Treasury Bond Fund	1,162	132
iShares Dow Jones Select Dividend Index	3,500	150
iShares iBoxx $ Investment Grade Corporate Bond Fund	5,123	462
iShares MSCI EAFE Index Fund	2,872	120
		1,007
Fixed Income Funds ± - 56.2%
First American High Income Bond Fund, Class Y	807,469	4,554
First American U.S. Government Mortgage Fund, Class Y	434,930	4,114
		8,668
Total Investment Companies
(Cost $20,779)		15,145

Short-Term Investment - 0.9%
First American Prime Obligations Fund, Class Z ±
(Cost $145)	144,588	145

Total Investments ◆ - 99.1%
(Cost $20,924)		15,290
Other Assets and Liabilities, Net - 0.9%		138
Total Net Assets - 100.0%		$15,428

s	Investments in investment companies are valued at the respective net asset value of each underlying fund as of November 30, 2008.
	Security valuations for equity securities and investments in unaffiliated investment companies are furnished by an independent
	pricing service that has been approved by the fund's board of directors.
±	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund.
◆
On November 30, 2008, the cost of investments for federal income tax purposes was approximately $20,924.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$85
	Gross unrealized depreciation	(5,719)
	Net unrealized depreciation	$(5,634)

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on September 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open and closed end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the Board of Directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

As of November 30, 2008, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 15,290
Level 2 - Other significant observable inputs	—
Level 3 - Significant unobservable inputs	—
Total	$ 15,290

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Strategy Funds, Inc.

By:     /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   January 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   January 21, 2009

By:     /s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date:   January 21, 2009